COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Warranty claims [Member]	Oct. 01, 2011 Warranty claims [Member]	Sep. 29, 2012 Warranty claims [Member]	Oct. 01, 2011 Warranty claims [Member]	Dec. 31, 2011 Warranty claims [Member]	Dec. 31, 2010 Warranty claims [Member]	Dec. 31, 2009 Warranty claims [Member]	Jul. 01, 2011 Warranty claims [Member]	Dec. 31, 2011 Multiemployer Pension Plan [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum rental obligations for non-cancellable lease	$ 120,200,000		$ 120,200,000
Lease Obligations [Abstract]
2012	18,979,000		18,979,000
2013	17,525,000		17,525,000
2014	14,275,000		14,275,000
2015	12,197,000		12,197,000
2016	9,766,000		9,766,000
Thereafter	47,480,000		47,480,000
Sublease Income [Abstract]
2012	431,000		431,000
2013	440,000		440,000
2014	449,000		449,000
2015	458,000		458,000
2016	467,000		467,000
Thereafter	4,089,000		4,089,000
Total rental expenses			24,600,000	24,600,000	26,100,000
Indemnification [Abstract]
Receivable related to indemnification	3,600,000	3,500,000	3,600,000	3,900,000
Current liabilities	400,000	400,000	400,000	400,000
Long-term liabilities	3,200,000	3,100,000	3,200,000	3,500,000
Product claim liabilities	193,000	223,000	193,000	216,000
Multiemployer pension plan withdrawal liability	2,854,000	2,675,000	2,854,000	3,079,000
Other	572,000	582,000	572,000	602,000
Liabilities for contingency	3,619,000	3,480,000	3,619,000	3,897,000
Quarterly contribution to pension fund through 2018														100,000
Multiemployer plans discount rate (in hundredths)	4.50%		4.50%	5.30%	5.95%									6.00%
Warranty claims [Abstract]
Warranty liabilities, Current	7,677,000	7,892,000	7,677,000	9,375,000
Warranty liabilities , Noncurrent	30,935,000	29,756,000	30,935,000	32,405,000
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period						37,510,000		38,612,000	41,780,000	41,780,000	43,398,000	45,653,000	40,777,000
Warranty expense during period						2,992,000	1,256,000	7,386,000	5,450,000	7,359,000	11,364,000	12,783,000
Settlements made during period						(2,854,000)	(2,948,000)	(8,350,000)	(8,145,000)	(10,527,000)	(12,982,000)	(15,038,000)
Balance, end of period						37,648,000	39,085,000	37,648,000	39,085,000	38,612,000	41,780,000	43,398,000	40,777,000
Environmental [Abstract]
Environmental remediation estimate		1,800,000	1,800,000
Incremental environmental remediation expense	1,600,000		1,600,000
Environmental liability within current liabilities	500,000	300,000	500,000
Environmental liability within other long-term liabilities	$ 1,300,000	$ 1,500,000	$ 1,300,000